Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, net
Total cost	¥ 11,055	¥ 11,055
Less: accumulated amortization	(6,808)	(5,518)
Total	4,247	5,537
Purchased software
Intangible assets, net
Total cost	¥ 11,055	¥ 11,055